American Century Investments®
Quarterly Portfolio Holdings
One Choice® 2045 Portfolio
October 31, 2022

One Choice 2045 Portfolio - Schedule of Investments
OCTOBER 31, 2022 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
UNDERLYING FUNDS(1) — 100.0%
Domestic Equity Funds — 49.5%
Disciplined Growth Fund G Class	1,052,487	18,934,249
Equity Growth Fund G Class	2,529,056	61,708,976
Focused Dynamic Growth Fund G Class	967,384	38,385,780
Focused Large Cap Value Fund G Class	15,203,334	150,360,970
Growth Fund G Class	2,285,499	88,265,986
Heritage Fund G Class	3,606,156	76,847,188
Mid Cap Value Fund G Class	5,997,792	95,904,701
Small Cap Growth Fund G Class	1,093,012	20,023,987
Small Cap Value Fund G Class	2,083,782	20,045,982
Sustainable Equity Fund G Class	2,935,693	115,108,531
		685,586,350
Domestic Fixed Income Funds — 21.3%
Diversified Bond Fund G Class	22,263,005	200,367,049
High Income Fund G Class	6,561,266	52,621,350
Inflation-Adjusted Bond Fund G Class	3,784,744	41,556,492
		294,544,891
International Equity Funds — 21.0%
Emerging Markets Fund G Class	7,355,091	66,637,128
Global Real Estate Fund G Class	2,614,354	28,679,464
International Growth Fund G Class	8,182,144	80,266,833
International Small-Mid Cap Fund G Class	3,435,330	29,818,661
International Value Fund G Class	7,293,094	48,426,145
Non-U.S. Intrinsic Value Fund G Class	4,747,287	37,266,207
		291,094,438
International Fixed Income Funds — 8.2%
Emerging Markets Debt Fund G Class	3,788,200	31,176,888
Global Bond Fund G Class	9,405,850	82,019,015
		113,195,903
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $1,353,760,519)		1,384,421,582
OTHER ASSETS AND LIABILITIES†		(59,148)
TOTAL NET ASSETS — 100.0%		$1,384,362,434

NOTES TO SCHEDULE OF INVESTMENTS
†Category is less than 0.05% of total net assets.
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and short-term investments. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The funds determine the fair value of their investments and compute their net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the funds are determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually. Investments in the underlying funds are valued at their reported NAV.

3. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the period ended October 31, 2022 follows (amounts in thousands):

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
Disciplined Growth Fund	$20,103	$621	—	$(1,790)	$18,934	1,052	—	—
Equity Growth Fund	66,695	248	$1,855	(3,379)	61,709	2,529	$(268)	$247
Focused Dynamic Growth Fund	44,235	558	3,473	(2,934)	38,386	967	(928)	—
Focused Large Cap Value Fund	162,276	1,122	11,077	(1,960)	150,361	15,203	395	1,122
Growth Fund	99,063	2,853	4,807	(8,843)	88,266	2,285	(876)	—
Heritage Fund	85,085	929	7,528	(1,639)	76,847	3,606	(1,560)	—
Mid Cap Value Fund	102,583	721	4,249	(3,150)	95,905	5,998	271	720
Small Cap Growth Fund	20,724	—	334	(366)	20,024	1,093	(113)	—
Small Cap Value Fund	22,061	93	886	(1,222)	20,046	2,084	210	93
Sustainable Equity Fund	125,641	842	4,453	(6,921)	115,109	2,936	1,210	—
Diversified Bond Fund	218,751	8,843	8,940	(18,287)	200,367	22,263	(1,487)	1,738
High Income Fund	56,695	918	2,510	(2,482)	52,621	6,561	(381)	918
Inflation-Adjusted Bond Fund	45,554	—	341	(3,656)	41,557	3,785	(28)	—
Emerging Markets Fund	74,473	2,308	—	(10,144)	66,637	7,355	—	—
Global Real Estate Fund	31,508	1,789	—	(4,618)	28,679	2,614	—	—
International Growth Fund	89,158	1,892	458	(10,325)	80,267	8,182	(152)	—
International Small-Mid Cap Fund	32,835	105	—	(3,121)	29,819	3,435	—	—
International Value Fund	51,562	1,049	—	(4,185)	48,426	7,293	—	—
Non-U.S. Intrinsic Value Fund	41,173	166	—	(4,073)	37,266	4,747	—	—
Emerging Markets Debt Fund	32,770	184	—	(1,777)	31,177	3,788	—	185
Global Bond Fund	88,424	689	1,034	(6,060)	82,019	9,406	(186)	542
	$1,511,369	$25,930	$51,945	$(100,932)	$1,384,422	117,182	$(3,893)	$5,565
(1)Underlying fund investments represent G Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.